Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 25, 2014
Deutsche Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Small Cap Growth Fund (formerly DWS Small Cap Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2013: 74%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US smaller capitalization companies. For purposes of this 80% investment limitation, the term assets is defined as net assets, plus the amount of any borrowings for investment purposes, and the small capitalization equity universe is defined as the bottom 20% of the total domestic equity market capitalization (at the time of initial investment), using a minimum market capitalization of $10 million. As of December 31, 2013, companies in which the fund typically invests have a market capitalization range of between $250 million and $3.0 billion. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in the stocks of non-US companies and large capitalization stocks.

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies.

Company research is significant to the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average intermediate to long-term performance potential.

Portfolio management emphasizes individual selection of small and mid-sized company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.

Portfolio management follows a disciplined selling process that is designed to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations or portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or in an effort to readjust the weighted average market capitalization of the fund.

		Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

		Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

		Class R6 is a new class of shares and therefore does not have a full calendar year of performance available. In the bar chart and table below, the performance figures reflect the historical performance of Class A. Class A shares are invested in the same portfolio of securities as Class R6 and would have had similar performance. Performance would differ only to the extent that Class R6 and Class A do not have the same fees and expenses. Class A commenced operations on June 28, 2002 and is offered in a separate prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 is a new class of shares and therefore does not have a full calendar year of performance available.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 25.24%, Q2 2009 Worst Quarter: -32.52%, Q4 2008 Year-to-Date as of 6/30/14: 0.28%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	In the bar chart and table below, the performance figures reflect the historical performance of Class A. Class A shares are invested in the same portfolio of securities as Class R6 and would have had similar performance. Performance would differ only to the extent that Class R6 and Class A do not have the same fees and expenses. Class A commenced operations on June 28, 2002 and is offered in a separate prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2013 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Deutsche Small Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
Deutsche Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	13.29%
2005	rr_AnnualReturn2005	6.89%
2006	rr_AnnualReturn2006	4.73%
2007	rr_AnnualReturn2007	5.63%
2008	rr_AnnualReturn2008	(50.39%)
2009	rr_AnnualReturn2009	39.93%
2010	rr_AnnualReturn2010	29.69%
2011	rr_AnnualReturn2011	2.67%
2012	rr_AnnualReturn2012	11.08%
2013	rr_AnnualReturn2013	44.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.52%)
Deutsche Small Cap Growth Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.90%
5 Years	rr_AverageAnnualReturnYear05	22.98%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2002
Deutsche Small Cap Growth Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.07%
5 Years	rr_AverageAnnualReturnYear05	22.64%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Deutsche Small Cap Growth Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.89%
5 Years	rr_AverageAnnualReturnYear05	20.51%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Deutsche Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	43.30%
5 Years	rr_AverageAnnualReturnYear05	22.58%
10 Years	rr_AverageAnnualReturnYear10	9.41%

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.